Organization and Significant Accounting Policies - Summary of Disaggregation of Revenue Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 220,742	$ 189,919
Point in Time
Disaggregation Of Revenue [Line Items]
Total net revenue	186,906	162,328
Over a period of Time
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 33,836	$ 27,591